Form N-PX
    Annual Report of Proxy Voting Record of Registered Management Investment
                                     Company

                       Investment Company Act file number:
                                    811-02281

               (Exact name of registrant as specified in charter)
                     The Hartford Income Shares Fund, Inc.

                    (Address of principal executive offices)
                              200 Hopmeadow Street
                               Simsbury, CT 06089

                     (Name and address of agent for service)
                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                               Simsbury, CT 06089

Registrant 's telephone number, including area code:  (860) 843-9934

Date of Fiscal year-end:  July 31, 2010

Date of reporting period:  07/01/2010 - 06/30/2011

Item 1. Proxy Voting Record

The Hartford Income Shares Fund, Inc
(Fund was sold on October 12, 2010)
Investment Company Report
07/01/10 - 06/30/11

Global Crossing
 Limited

Ticker           Security ID:                          Meeting Date             Meeting Status
GLBC             CUSIP G3921A175                       07/08/2010               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst Mgmt

1.1              Elect Charles Macaluso                Mgmt        For         For         For
1.2              Elect Michael Rescoe                  Mgmt        For         For         For
2                Amendment to the 2003 Stock           Mgmt        For         Against     Against
                  Incentive Plan

3                Amendment to the Senior Executive     Mgmt        For         For         For
                  Short-Term Incentive Compensation
                  Plan

4                Ratification of Auditor               Mgmt        For         For         For


SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
(Registrant)

By      /s/ James Davey      President
        (Signature & Title)

Date    August 26, 2011